INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The following table presents income tax expense (benefit) by selected jurisdiction for each of the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Current tax expense (benefit):	(U.S. Dollars in thousands)
Ireland	$657	$(92)	$1,132
U.S.	25,847	18,884	(27,808)
Foreign - excluding the U.S. and Ireland	66,733	37,399	32,134
	93,237	56,191	5,458
Deferred tax expense (benefit):
Ireland	163	(235)	(115)
U.S.	(5,916)	(4,562)	(8,916)
Foreign - excluding the U.S. and Ireland	(11,835)	(7,803)	(22,030)
	(17,588)	(12,600)	(31,061)
	$75,649	$43,591	$(25,603)
Income (loss) from continuing operations before income taxes and equity earnings consisted of the following:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Ireland	$120	$(13,119)	$536
U.S.	37,856	41,798	(20,188)
Foreign - excluding the U.S. and Ireland	201,664	177,248	155,553
	$239,640	$205,927	$135,901
The differences between the reported income tax expense (benefit) and income tax expense (benefit) computed at the Irish statutory income tax rate of 12.5%, the trading income tax rate of the Company’s country of domicile, for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, are explained in the following reconciliation:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Expense (benefit) computed at the Irish statutory rate of 12.5%	$29,955	$25,741	$16,987
Effects of:
Foreign income taxed at different rates	35,969	26,471	3,057
Nondeductible goodwill impairment	4,526	—	—
Foreign currency remeasurement effects	(2,512)	(7,632)	(2,564)
Change in valuation allowances	(7,961)	(15,366)	5,183
Expenses not deductible for income tax purposes	7,289	3,393	2,669
Income not taxable	(1,179)	(1,962)	(4,238)
Interest expense not deductible for income tax purposes	830	—	1,659
Changes in unrecognized tax benefits, net of indirect effects	5,123	(2,349)	(37,763)
Recognition of deferred tax assets in respect of prior periods	—	—	(4,523)
Changes in estimates made in respect of prior periods	3,609	15,307	(6,054)
Other items	—	(12)	(16)
Income tax expense (benefit)	$75,649	$43,591	$(25,603)
Included in changes in estimates made in respect of prior periods are adjustments to deferred tax assets for foreign net operating loss carryforwards of $3.1 million income tax expense, offset by an $3.1 million reduction in the valuation allowance included within the change in valuation allowance row.
Deferred tax (benefit) recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Pension and postretirement benefits	$(4,527)	$(3,549)	$(4,847)
Derivatives	(578)	(5,213)	(10,598)
Equity method investments	—	138	(138)
Total deferred tax expense recognized in other comprehensive income (loss)	$(5,105)	$(8,624)	$(15,583)

The following table provides details of the principal components of our deferred tax assets and liabilities as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023

Deferred tax assets:	(U.S. Dollars in thousands)
Other intangible assets	$1,154	$1,567
Property, plant and equipment	37,652	41,788
Operating leases	47,586	55,853
Accounts payable and accrued liabilities	30,503	21,356
Pension and postretirement benefits	27,222	26,186
Operating loss carry-forwards	121,788	116,937
Tax credit carry-forwards	1,904	1,697
Investments in unconsolidated affiliates	980	1,416
Other	18,817	19,971
Total deferred tax assets	287,606	286,771
Valuation allowances	(64,424)	(75,462)
Offset against deferred tax liabilities	(140,698)	(144,824)
Total deferred tax assets, net	$82,484	$66,485
Deferred tax liabilities:
Other intangible assets	$6,692	$14,580
DOLE brand	76,570	76,570
Property, plant and equipment	71,600	74,326
Operating lease right-of-use assets	46,997	54,698
Accounts payable and accrued liabilities	4,294	3,215
Pension and postretirement benefits	5,923	7,226
Investments in unconsolidated affiliates	152	714
Other	8,068	6,148
Total deferred tax liabilities	220,296	237,477
Offset against deferred tax assets	(140,698)	(144,824)
Total deferred tax liabilities, net	$79,598	$92,653
As of December 31, 2024, Dole had approximately $1.0 billion of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S. and Ireland)	Total

	(U.S. Dollars in thousands)
2025	$—	$34,384	$10	$34,394
2026	—	19,340	—	19,340
2027	—	26,295	1,516	27,811
2028	—	23,167	2,890	26,057
2029	—	27,300	10,001	37,301
2030-2045	—	441,087	4,370	445,457
Indefinite	41,666	276,522	109,387	427,575
Total	$41,666	$848,095	$128,174	$1,017,935
As of December 31, 2024, U.S. state tax credit carryforwards of $0.5 million include $0.5 million which will expire between 2025 and 2029. In addition, Dole has $1.5 million of U.S. federal foreign tax credit carryforwards. If unused, $0.7 million will expire in 2029, $0.3 million will expire in 2032, $0.1 million will expire in 2033, $0.1 million will expire in 2034 and $0.3 million will expire in 2035.
The following table presents the movement in the valuation allowance for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$87,966
Changes on acquisition/disposal	(723)
Increase recognized in the income statement	7,675
Decrease recognized in the income statement	(2,492)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)
Balance as of December 31, 2022	90,945
Increase recognized in the income statement	8,036
Decrease recognized in the income statement	(23,402)
Translation adjustments	(117)
Balance as of December 31, 2023	75,462
Increase recognized in the income statement	1,156
Decrease recognized in the income statement	(9,117)
Translation adjustments	(3,077)
Balance as of December 31, 2024	$64,424
The valuation allowance decreased by $11.0 million in the year ended December 31, 2024 and by $15.5 million in the year ended December 31, 2023. The 2024 decrease includes a net decrease of $8.0 million recognized in the consolidated statements of operations and $3.1 million decrease of exchange rate translation adjustments.
Dole is an Irish holding company that operates a significant number of foreign subsidiaries. As of December 31, 2024, the Company had not recognized a deferred tax liability on approximately $653.9 million of undistributed earnings for certain foreign subsidiaries, because these earnings are intended to be indefinitely reinvested. If such earnings were distributed, some countries may impose additional taxes. The unrecognized deferred tax liability (the amount payable if distributed) is approximately $65.1 million. Dole recognizes deferred tax assets on potential foreign tax credits expected to be generated by the repatriation of undistributed earnings only when the repatriation has occurred or is apparent to occur in the foreseeable future.
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$48,081
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)
Translation adjustments	(607)
Balance as of December 31, 2022	10,733
Decreases due to lapse of statute of limitations	(2,952)
Translation adjustments	212
Balance as of December 31, 2023	7,993
Increases due to tax positions taken in the current year	5,488
Decreases due to lapse of statute of limitations	(2,992)
Translation adjustments	(267)
Balance as of December 31, 2024	$10,222
The total of unrecognized tax benefits was $10.2 million and $8.0 million as of December 31, 2024 and December 31, 2023, respectively. If recognized, it is estimated that Dole’s effective tax rate would be affected by additional income tax benefit of $8.9 million and $5.5 million as of December 31, 2024 and December 31, 2023, respectively. At this time, Dole believes that it is reasonably possible that the total amount of unrecognized tax benefits could decrease within the next twelve months by approximately $3.3 million as a result of the lapse of the statute of limitations. The Company recognizes interest and penalties related to income taxes within income tax expense in the income statement. Dole recognized an expense of $1.6 million for interest and penalties for the year ended December 31, 2024, and a benefit $0.4 million and $4.4 million, for the years ended December 31, 2023 and December 31, 2022, respectively. A liability was recognized for accrued interest and penalties of $5.5 million and $4.0 million as of December 31, 2024 and December 31, 2023, respectively.
The tax years 2021 to 2024 remain subject to examination by taxing authorities in the United States. The tax years 2020 to 2024 remain subject to examination by taxing authorities in the U.K. The tax years 2020 to 2024 remain subject to examination by taxing authorities in Ireland, Costa Rica, Ecuador, Germany and Guatemala. The tax years 2019 to 2024 remain subject to examination by taxing authorities in Sweden and Denmark.